Restructuring Charges - Summary of Changes in Restructuring Liability (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended								9 Months Ended		12 Months Ended
	Oct. 31, 2014	Feb. 28, 2014	Jul. 29, 2017	Oct. 29, 2016	Jul. 30, 2016	Apr. 30, 2016	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	May 02, 2015	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Restructuring Cost and Reserve [Line Items]
Balance							$ 1,776				$ 881	$ 1,776	$ 1,776	$ 577
Expenses Incurred	$ 918	$ 2,458	$ 2,279	$ 714	$ 57	$ (215)	2,807	$ 601	$ 909	$ 2,359	3,479	2,807	3,521	3,869	$ 3,376
Amounts Paid											(3,085)		(4,416)	(2,670)
Balance	577		1,275	881				1,776			1,275		881	1,776	577
2016 - Companywide [Member]
Restructuring Cost and Reserve [Line Items]
Balance							0				567	0	0	0
Expenses Incurred													2,807	0
Amounts Paid											(567)		(2,240)	0
Balance	0			567				0					567	0	0
Goshen Bus [Member]
Restructuring Cost and Reserve [Line Items]
Balance							0				314	0	0	0
Expenses Incurred				714							1,996		714	0
Amounts Paid											(2,184)		(400)	0
Balance	0		126	314				0			126		314	0	0
2015 - Companywide [Member]
Restructuring Cost and Reserve [Line Items]
Balance							1,776				0	1,776	1,776	0
Expenses Incurred													0	3,869
Amounts Paid													(1,776)	(2,093)
Balance	0			0				1,776					0	1,776	0
Elkhart Indiana [Member]
Restructuring Cost and Reserve [Line Items]
Balance							$ 0				0	$ 0	0	577
Expenses Incurred													0	0
Amounts Paid													0	(577)
Balance	$ 577			$ 0				$ 0					$ 0	$ 0	$ 577
2017 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Expenses Incurred											1,483
Amounts Paid											(334)
Balance			$ 1,149								$ 1,149